Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the years	R$ 58,759	R$ 17,176	R$ 187,875
Adjustments to reconcile income to cash from (applied to) operations:
Depreciation and amortization	322,512	181,864	112,029
Expected credit losses	2,723	654	248
Residual value of written-off property, plant and equipment and intangible assets	78,149	19,311	26,291
Provision for contingencies	25	(230)	334
Income tax and social contribution – Deferred	4,297	12,866	9,104
Reversal of obligations due to investment acquisition	(5,242)	(48,315)
Equity in earnings of investments			(3,628)
Investments adjustments			(2,779)
Interest on loans and financing, debentures and exchange rate change	336,526	150,799	96,699
Amortization of fees on loans, financing, and debentures	13,417
SWAP Result	(11,569)
Changes in assets and liabilities:
Accounts receivable	(24,021)	(4,393)	94,381
Recoverable taxes	(29,328)	(38,575)	(20,550)
Prepaid expenses	1,487	6,243	(32,859)
Advances to suppliers	(11,338)	29,540	23,650
Inventories	(160,810)	2,328	(5,672)
Other accounts receivable	8,232	40,986	18,783
Suppliers	(29,597)	(56,325)	(10,901)
Salaries and social security charges	17,417	(41,661)	27,472
Taxes payable	42,368	44,718	34,210
Warrant and Earn-out	(1,579)	(17,044)
Other accounts payable	1,559	(37,048)	(25,736)
Cash generated from operating activities	613,987	262,894	528,951
Interest paid on loans and financing	(62,838)	(50,260)	(12,126)
Interest paid on debentures	(58,546)	(94,549)	(25,274)
Interest paid on leases	(16,343)	(2,650)	(2,400)
Fines on debenture payments	(7,066)
Income tax and social contribution	(47,827)	(36,956)	(18,213)
Net Cash generated from operating activities	421,367	78,479	470,938
Cash flow from investing activities
Cash spent on companies’ acquisitions; net of cash received		(47,131)	(1,090,040)
Acquisition of property, plant and equipment	(109,809)	(236,209)	(134,981)
Acquisition of intangible assets	(24,928)	(4,080)	(95,748)
Net cash used in investing activities	(134,737)	(287,420)	(1,320,769)
Attributed to shareholders
Profit Sharing – previous periods	(51,707)	(31,947)
Minority interest		699,532
Payment of obligations from acquisition of investments	(178,100)	(124,558)
Related parties	113,733	98,200	71,019
Lease payments – Principal	(161,731)	(112,459)	(32,802)
Raising of loans and financing	153,706	124,258	446,870
Proceeds from debentures	200,000		573,623
Costs in raising debentures and loans	(5,119)
Payments of loans and financing – Principal	(305,297)	(179,804)	(63,985)
Payments of debentures – Principal	(279,584)	(55,953)
Net cash (used in) generated from financing activities	(514,099)	417,269	994,725
Increase in cash and cash equivalents	(227,469)	208,328	144,894
Exchange rate change in cash and cash equivalents	162,637	(56,669)	7,795
Cash and cash equivalents at the beginning of the year	423,266	271,607	118,918
Cash and cash equivalents at the end of the year	R$ 358,434	R$ 423,266	R$ 271,607